Investments in associates and joint ventures (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Current Assets	$ 70,226,000,000	$ 91,446,000,000
Non-current Assets	641,386,000,000	712,221,000,000
Current Liabilities	71,272,000,000	186,322,000,000
Non-current Liabilities	253,065,000,000	251,445,000,000
Net assets	711,612,000,000	803,667,000,000
Revenues	89,285,000,000	69,168,000,000	$ 45,880,000,000
Net income / (loss)	60,986,000,000	75,222,000,000	(132,885,000,000)
Total comprehensive income / (loss)	59,700,000,000	74,843,000,000	(173,302,000,000)
Cash of operating activities	36,494,000,000	27,329,000,000	5,150,000,000
Net cash generated from / (used in) investing activities	26,442,000,000	24,134,000,000	238,119,000,000
Cash of financing activities	(81,124,000,000)	(29,455,000,000)	$ (170,813,000,000)
Quality Invest [Member]
Statement [Line Items]
Current Assets	50,000,000	131,000,000
Non-current Assets	20,975,000,000	24,771,000,000
Current Liabilities	146,000,000	152,000,000
Non-current Liabilities	7,234,000,000	8,448,000,000
Net assets	$ 13,645,000,000	$ 16,302,000,000
% ownership interest held	50.00%	50.00%
Interest in associate and joint venture	$ 6,823,000,000	$ 8,151,000,000
Goodwill and others	164,000,000	165,000,000
Book value	6,987,000,000	8,316,000,000
Revenues	124,000,000	445,000,000
Net income / (loss)	(2,768,000,000)	(4,236,000,000)
Total comprehensive income / (loss)	(2,768,000,000)	(4,236,000,000)
Dividend distribution	0
Cash of operating activities	(325,000,000)	(90,000,000)
Net cash generated from / (used in) investing activities	48,000,000	(71,000,000)
Cash of financing activities	234,000,000	206,000,000
Changes in cash and cash equivalents	(43,000,000)	45,000,000
BHSA [Member]
Statement [Line Items]
Current Assets	520,170,000,000	520,704,000,000
Non-current Assets	139,246,000,000	172,333,000,000
Current Liabilities	572,821,000,000	604,692,000,000
Non-current Liabilities	6,593,000,000	19,318,000,000
Net assets	$ 80,002,000,000	$ 69,027,000,000
% ownership interest held	29.91%	29.91%
Interest in associate and joint venture	$ 23,929,000,000	$ 20,646,000,000
Goodwill and others	(11,000,000)	190,000,000
Book value	23,918,000,000	20,836,000,000
Revenues	168,559,000,000	116,506,000,000
Net income / (loss)	10,306,000,000	6,295,000,000
Total comprehensive income / (loss)	10,306,000,000	6,295,000,000
Dividend distribution	0	0
Cash of operating activities	8,077,000,000	71,590,000,000
Net cash generated from / (used in) investing activities	(1,104,000,000)	(517,000,000)
Cash of financing activities	8,051,000,000	(52,997,000,000)
Changes in cash and cash equivalents	15,024,000,000	18,076,000,000
TGLT [Member]
Statement [Line Items]
Current Assets	14,898,000,000	16,192,000,000
Non-current Assets	26,748,000,000	26,670,000,000
Current Liabilities	17,971,000,000	17,626,000,000
Non-current Liabilities	16,790,000,000	16,550,000,000
Net assets	$ 6,885,000,000	$ 8,686,000,000
% ownership interest held	27.82%	27.82%
Interest in associate and joint venture	$ 1,915,000,000	$ 2,417,000,000
Goodwill and others	0	(664,000,000)
Book value	1,915,000,000	1,753,000,000
Revenues	13,420,000,000	9,050,000,000
Net income / (loss)	266,000,000	(4,590,000,000)
Total comprehensive income / (loss)	501,000,000	(4,503,000,000)
Dividend distribution	0	0
Cash of operating activities	(563,000,000)	(2,850,000,000)
Net cash generated from / (used in) investing activities	501,000,000	9,074,000,000
Cash of financing activities	64,000,000	(5,454,000,000)
Changes in cash and cash equivalents	$ 2,000,000	$ 770,000,000